UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Brett Robertson
Title:     President
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     J. Brett Robertson     Dallas, Texas     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $110,841 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106      542    10200 SH       SOLE                    10200
AMERICAN EXPRESS CO            COM              025816109     2455    57200 SH       SOLE                    57200
ANADIGICS INC                  COM              032515108     1317   190000 SH       SOLE                   190000
ARCH CAP GROUP LTD             ORD              G0450A105     8092    91900 SH       SOLE                    91900
BLOUNT INTL INC NEW            COM              095180105     2919   185200 SH       SOLE                   185200
CEMEX SAB DE CV                SPON ADR NEW     151290889      770    71910 SH       SOLE                    71910
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     4293   110239 SH       SOLE                   110239
CITRIX SYS INC                 COM              177376100     3804    55600 SH       SOLE                    55600
CORELOGIC INC                  COM              21871D103     1840    99375 SH       SOLE                    99375
DELTIC TIMBER CORP             COM              247850100     3132    55597 SH       SOLE                    55597
EAGLE MATERIALS INC            COM              26969P108     1622    57400 SH       SOLE                    57400
EMDEON INC                     CL A             29084T104     3243   239500 SH       SOLE                   239500
EXTERRAN HLDGS INC             COM              30225X103     2599   108532 SH       SOLE                   108532
FORESTAR GROUP INC             COM              346233109     1096    56800 SH       SOLE                    56800
HOLLY CORP                     COM PAR $0.01    435758305     3535    86700 SH       SOLE                    86700
INTUIT                         COM              461202103    12088   245200 SH       SOLE                   245200
ISHARES TR                     RUSSELL 2000     464287655        1    85000 SH  PUT  SOLE                    85000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     5082    57800 SH       SOLE                    57800
LENDER PROCESSING SVCS INC     COM              52602E102     3173   107500 SH       SOLE                   107500
LOOPNET INC                    COM              543524300     1207   108601 SH       SOLE                   108601
MOODYS CORP                    COM              615369105     2935   110600 SH       SOLE                   110600
NASDAQ OMX GROUP INC           COM              631103108     5987   252300 SH       SOLE                   252300
PLUM CREEK TIMBER CO INC       COM              729251108     1509    40300 SH       SOLE                    40300
RAYTHEON CO                    COM NEW          755111507     4254    91800 SH       SOLE                    91800
RF MICRODEVICES INC            COM              749941100     4410   600000 SH       SOLE                   600000
RSC HOLDINGS INC               COM              74972L102     3477   357000 SH       SOLE                   357000
SEALY CORP                     COM              812139301     2297   786653 SH       SOLE                   786653
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803       93   194000 SH  PUT  SOLE                   194000
SONUS NETWORKS INC             COM              835916107     2399   898400 SH       SOLE                   898400
SYNOPSYS INC                   COM              871607107     6586   244744 SH       SOLE                   244744
TIME WARNER INC                COM NEW          887317303     3009    93532 SH       SOLE                    93532
VALERO ENERGY CORP NEW         COM              91913Y100     1142    49400 SH       SOLE                    49400
WELLPOINT INC                  COM              94973V107     3741    65800 SH       SOLE                    65800
XILINX INC                     COM              983919101     3199   110400 SH       SOLE                   110400
YAHOO INC                      COM              984332106     2993   180000 SH       SOLE                   180000